Market Concentrations (Tables)	12 Months Ended
Dec. 31, 2019
Risks and Uncertainties [Abstract]
Schedule of revenues concentration from major customers	Total revenues by customer for each customer representing 10% or more of consolidated revenues are summarized below for the years ended December 31:

	2019	2018	2017

Customer 1	31%	28%	28%
Customer 2	28%	25%	29%
Customer 3	17%	26%	21%
*: less than 10% of total